Summary Prospectus Supplement	October 6, 2016

Putnam Global Sector Fund
Summary Prospectus dated February 29, 2016

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Kelsey Chen, Aaron Cooper, Samuel Cox, Neil Desai, Christopher Eitzmann, Vivek Gandhi, Ryan Kauppila, Greg Kelly, David Morgan, Daniel Schiff, Walter Scully, and Di Yao.

Mr. Schiff joined the portfolio team for the fund in October 2016 and is an Analyst.

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